Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

15 Share-based compensation

	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Share-based compensation	-	6,959	10,347	7,574

(a)	Share-based compensation to employees

In August 2023, the Company have established an employee share option scheme (the “Scheme”) pursuant to which the right to subscribe for Class A Ordinary Shares may be granted to employees of the Company, its subsidiaries and affiliates who meet the eligibility criteria in accordance with the rules of the Scheme. The Scheme will subsist from September 14, 2023 till the date of the listing of the Company on a securities exchange or till the date on which the Scheme is terminated by the board of directors of the Company, whichever is earlier.

In September 2023, the Company issued 1,131,715 Class A Ordinary Shares issued to certain employees of the Company pursuant to the Scheme.

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair values and inputs at grant date is as follows:

2023

Fair value at grant date (weighted average)	0.81 - 1.18
Exercise price at grant date (weighted average)	0.0002
Expected volatility (weighted average)	1.74%
Expected terms (days) (weighted average)	4
Expected dividend (weighted average)	0%
Risk-free interest rate (weighted average)	5.51%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the period of time from the grant date to the exercise date or the forfeiture date. The lock-up period of the Class A Ordinary Shares issued to the employees are subject for a period varying between 12 months to 36 months.

During the year ended December 31, 2022, 2023, and 2024, the Company recognized share-based compensation to employees of nil, S$1,489,000, and nil respectively, in the consolidated statements of operations and comprehensive loss.

(b)	Share-based compensation to non-employees

In September 2023, the Company issued 2,086,561 Class A Ordinary Shares issued to certain consultants of the Company in consideration for the past services to the Company in connection with the listing. The fair value of the Class A Ordinary Shares issued to consultants was measured using probability-weighted-average method. The weighted average fair value of the Class A Ordinary Shares issued to consultants during the year ended was US$1.95 per share.

In June 2024, the Company issued 1,500,000 Class A Ordinary Shares of the Company to certain consultants. The consulting services provided by the Consultants to the Company pursuant to the Consulting Agreements include: review and provide advice on the Company’s strategic plans; meet with focus groups and interested parties to discuss the Company’s strategic plans; provide advice on how best to position the Company and its subsidiaries in the future; propose potential acquisition targets for the Company and its subsidiaries; and assist in dealing with the corporate matters entrusted to the Consultants by the Company and its subsidiaries. The fair value of the Class A Ordinary Shares issued to consultants was measured based on the closing market share price of US$4.84 per share.

In September 2024, the Company issued 107,555 Class A Ordinary Shares of the Company to Maxim Group, LLC (“Maxim”) upon its cashless exercise of representative’s warrants that were issued to Maxim in connection with the Company’s IPO. The exercise price per Class A Ordinary Share under was US$4.40, which is 110% of the offering price per Class A Ordinary Share in the IPO.

During the year ended December 31, 2022, 2023, and 2024, the Company recognized share-based compensation to non-employees of nil, S$5,470,000, and US$7,574,000 respectively, in the consolidated statements of operations and comprehensive loss.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS